Share-Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Stock	3 Months Ended
Mar. 31, 2020 $ / shares shares
Number of restricted shares
Unvested and outstanding beginning balance (shares) | shares	314,744
Granted (shares) | shares	0
Vested (shares) | shares	(91,416)
Canceled of forfeited (shares) | shares	(50)
Unvested and outstanding ending balance (shares) | shares	223,278
Weighted average grant date fair value
Unvested and outstanding beginning balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.22
Granted weighted average grant date fair value (usd per share) | $ / shares	0.00
Vested weighted average grant date fair value (usd per share) | $ / shares	4.32
Canceled or forfeited weighted average grant date fair value (usd per share) | $ / shares	4.44
Unvested and outstanding ending balance weighted average grant date fair value (usd per share) | $ / shares	$ 4.18